Comparative information 2021 - Summary of Fee and Commission Income (Detail) - IFRS4 and IAS39 [member] - Previously Reported [Member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Fee And Commission Income [Line Items]
Fee income from asset management	€ 1,647
Commission income	640
Other	168
Total fee and commission income	2,454
Fees on trust and fiduciary activities	€ 259